Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	READY ASSETS GOVERNMENT LIQUIDITY FUND
Prospectus Date	rr_ProspectusDate	Jan. 04, 2016
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2016